Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net income (loss)		€ (24,764)	€ 1,718
Depreciation and amortization, net		1,142	3,645
Employee benefits costs		145	83
Change in provision for charges		(105)	507
Share-based compensation expense		1,705	1,401
Change in fair value of financial assets		(992)	(1,044)
Foreign exchange (gains) losses on financial assets		(524)	288
Change in accrued interests on financial assets		(212)	(130)
Disposal of property and equipment (scrapping)		18	591
Other profit or loss items with no cash effect		26	6
Operating cash flow before change in working capital		(23,561)	7,065
Change in working capital	[1]	26,597	(18,530)
Net cash generated from / (used in) operating activities:		3,036	(11,465)
Acquisition of property and equipment, net		(283)	(309)
Disposal of other assets		0	66
Purchase of other assets		0	(3)
Disposal of current financial instruments		1,215	0
Net cash generated from / (used in) investing activities:		932	(246)
Proceeds from the exercise / subscription of equity instruments		93	348
Repayment of borrowings		(4,420)	(1,594)
Net cash generated / (used in) from financing activities:		(4,327)	(1,246)
Effect of the exchange rate changes		(257)	145
Net increase / (decrease) in cash and cash equivalents:		(615)	(12,811)
Cash and cash equivalents at the beginning of the year:		70,605	84,225
Cash and cash equivalents at the end of the six-months period:		69,990	71,414
Change in working capital
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)		34,273	56,446
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)		31,838	(4,001)
Deferred revenue - current and non-current portion		(6,915)	(11,024)
Deferred revenue - current and non-current portion, variance		(3,568)	(3,457)
Trade payables and others (excluding payables related to capital expenditures)		(15,873)	(16,991)
Trade payables and others (excluding payables related to capital expenditures), variance		(1,145)	(3,919)
Collaboration liabilities - current and non-current portion		(52,149)	(56,058)
Collaboration liabilities - current and non-current portion, variance		(528)	(7,153)
Total change in working capital		(40,664)	(27,627)
Total change in working capital, variance	[1]	€ 26,597	€ (18,530)

[1]	(1) Change in working capital are detailed below